Insurance contracts and private pension	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Insurance contracts and private pension
Note 27 – Insurance contracts and private pension
ITAÚ UNIBANCO HOLDING, through its subsidiaries, offers to the market insurance and private pension products, with the purpose of assuming risks and restoring the economic balance of the insured’s assets. Products are offered through insurance brokers (independent and captive brokers), Itaú Unibanco’s electronic channels and branches, in compliance with the regulatory requirements, of the National Council of Private Insurance – CNSP and the Superintendence of Private Insurance – SUSEP.
I – Insurance
A contract entered into by the parties to protect the customer’s assets, upon payment of a premium, by means of replacement or pre-established
financial compensation, against damage their property or their person. As backing, ITAÚ UNIBANCO HOLDING insurance companies set up technical reserves, through specialized areas within the conglomerate, with the objective of indemnifying policyholders’ losses in the event of claims of insured risks.
The insurance risks sold by ITAÚ UNIBANCO HOLDING’s insurance companies are divided into property and casualty insurance, covering loss, damage or liabilities for assets or persons, and life insurance that includes coverage for death and personal accidents.
II – Private pension
Designed to ensure the maintenance of the quality of life of participants, as a supplement to the government plans, through long term investments, private pension products are divided into three major groups:

•
PGBL – Free Benefit Generating Plan:
The main objective of this plan is the accumulation of financial resources, but it can be purchased with additional risk coverage. Recommended for customers that file the full version of the income tax return, because they can deduct contributions paid for tax purposes up to 12% of their annual taxable gross income.

•	VGBL – Free Benefit Generating Life Plan: This is insurance structured as a pension plan. Its taxation differs from the PGBL; in this case, the tax basis is the earned income.

•
FGB – Benefit Generator Fund:
This is a pension plan with minimum income guarantee, and possibility of receiving earnings from asset performance. Although there are plans still in existence, they are no longer sold.

III – Technical provision for insurance and private pensions
The technical provisions for insurance and private pensions are recognized according to the technical notes approved by SUSEP and criteria established by current legislation, as follows:

•
Provision for unearned premiums (PPNG) –
this provision is recognized, based on insurance premiums, to cover amounts payable for future claims and expenses. In the calculation, the term to maturity of risks assumed and issued and risks in effect but not issued (PPNG-RVNE) in the policies or endorsements of contracts in force is taken pro rata on a daily basis;

•
Provision for unsettled claims (PSL) –
this provision is recognized to cover expected amounts to reported and unpaid claims, including administrative and judicial claims. It includes amounts related to indemnities, reserve funds and past-due
income, all gross of reinsurance operations and net of coinsurance operations. When necessary, it must cover adjustments for IBNER (claims incurred but not sufficiently reported) for the total of claims reported but not yet paid, a total which may change during the process up to final settlement;

•
Provision for claims incurred and not reported (IBNR) –
this provision is recognized for the coverage of expected amount for settlement of claims incurred but not reported up to the calculation base date, including administrative and judicial claims. It includes amounts related to indemnities, reserve funds and income, all gross of reinsurance operations and net of coinsurance operations;

•
Mathematical provisions for benefits to be granted (PMBAC) –
recognized for the coverage of commitments assumed to participants or policyholders, based on the provisions of the contract, while the event that gives rise to the benefit and/or indemnity has not occurred;

•
Mathematical provisions for benefits granted (PMBC) –
recognized for the coverage of commitments to payment of indemnities and/or benefits to participants or insured parties, based on the provisions of the contract, after the event has occurred.

•
Provision for financial surplus (PEF) –
it is recognized to guarantee amounts intended for the distribution of financial surplus, if provided for in the contract. Corresponds to the financial income exceeding the minimum return guaranteed in the product;

•	Supplemental Coverage Reserve (PCC) – recognized when technical reserves are found to be insufficient, as shown by the Liability Adequacy Test, provided for in the regulations;

•
Provision for redemptions and other amounts to be regularized (PVR) –
this provision is recognized for the coverage of amounts related to redemptions to be regularized, returned premiums or funds, transfers requested but, for any reason, not yet transferred to the recipient insurance company or open private pension entity, and where premiums have been received but not quoted;

•	Provision for related expenses (PDR) – recognized for the coverage of expected amounts related to expenses on benefits and indemnities, due to events which have occurred or will occur.
IV - Main information related to Insurance and Private Pension operations
a) Indexes

	Sales ratio %				Loss ratio %
Main Insurance Lines	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Group accident insurance	35.1	34.3	38.0	6.8	9.4	7.8
Individual accident insurance	18.8	14.1	12.5	24.1	20.8	23.5
Commercial multiple peril	21.2	21.1	21.2	29.8	29.3	36.4
Domestic Credit Insurance	0.6	0.7	0.9	56.8	134.5	139.6
Critical or terminal diseases	27.0	16.1	10.7	24.4	17.5	21.1
Extended Guarantee	61.8	62.0	62.1	5.5	13.9	16.0
Credit Life Insurance	23.7	20.4	18.7	18.0	18.3	16.9
Random Events	23.5	20.3	16.3	26.3	17.1	18.4
Multiple Peril	46.4	48.1	57.8	60.2	53.3	27.2
Mortagage Insurance in market policies – Credit Life	20.0	20.4	20.7	17.3	15.3	13.0
Group life	23.2	15.1	8.3	34.4	33.2	24.2

b) Revenues from insurance premiuns and private pension

	Premiums and contributions
Main lines	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Group accident insurance	867	689	666
Individual accident	222	280	289
Commercial multiple peril	50	52	53
Internal Credit	68	78	64
Serious or terminal diseases	211	188	172
Disability Savings Pension	269	291	319
PGBL	2,282	2,193	2,084
Credit Life	946	879	621
Income from aleatory events	227	235	177
Multiple risks	290	209	151
Home Insurance in Market Policies – Credit Life	324	288	272
Traditional	115	122	129
VGBL	12,335	17,154	20,318
Group life	947	937	990
Other lines	471	502	571
Total	19,624	24,097	26,876

c) Technical provisions balances

	12/31/2019			12/31/2018
	Insurance	Private Pension	Total	Insurance	Private Pension	Total
Unearned premiums (PPNG)	2,343	13	2,356	2,111	13	2,124
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	205	212,272	212,477	195	195,348	195,543
Redemptions and Other Unsettled Amounts (PVR)	13	318	331	12	298	310
Financial surplus (PEF)	2	611	613	2	605	607
Unsettled claims (PSL)	570	48	618	642	43	591
Claims / events incurred but not reported (IBNR)	277	22	299	254	25	373
Related Expenses (PDR)	28	89	117	31	98	129
Other	250	1,273	1,523	562	948	1,510
Total	3,688	214,646	218,334	3,809	197,378	201,187

d) Change in technical provisions

	12/31/2019			12/31/2018
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance	3,809	197,378	201,187	3,464	177,768	181,232
(+) Additions arising from premiums / contributions	4,634	15,008	19,642	4,340	19,764	24,104
(-) Risk adjustments	(4,216)	(273)	(4,489)	(3,937)	(297)	(4,234)
(-) Payment of claims / benefits	(1,349)	(566)	(1,915)	(1,184)	(580)	(1,764)
(+) Reported claims	1,465	—	1,465	1,325	—	1,325
(-) Redemptions	—	(15,623)	(15,623)	(1)	(13,771)	(13,772)
(+/-) Net Portability	—	1,754	1,754	—	3,758	3,758
(+) Adjustment of reserves and financial surplus	10	16,507	16,517	9	11,622	11,631
(+/-) Other (increase / reversal)	(665)	461	(204)	(207)	(886)	(1,093)
Closing balance	3,688	214,646	218,334	3,809	197,378	201,187

Through actuarial models based mainly on the portfolio historical experience and on macroeconomic projections, ITAÚ UNIBANCO HOLDING establishes the assumptions that influence the assessment of technical provisions. The assumptions are reassessed annually by experts of the actuarial and risk area, and are subsequently submitted to the executive’s approval. The effects on assumptions are recognized in income for the period in which they occurred.

V – Deferred acquisition costs
They are recorded in assets and charges are shown in the table below:

	12/31/2019	12/31/2018
Opening Balance	409	253

Increase	1,156	1,001
Amortization	(1,070)	(845)

Closing Balance	495	409

Balance to be amortized in up to 12 months	389	334
Balance to be amortized after 12 months	106	75

VI - Table of Claims Development
The amounts shown in the tables express the position at 12/31/2019, since the actuarial calculations are made on a half-yearly basis:

Provision for unsettled claims (PSL)	618
(-) IBNER	258
(-) Reinsurance	37
(-) Retrocession and other estimates	(17)
Liability claims presented in the claims development table (a + b)	340

a) Administratives claims

Occurrence date	12/31/2015	12/31/2016	12/31/2017	12/31/2018	12/31/2019	Total
At the end of reporting period	1,009	938	934	993	1,149
After 1 year	1,054	981	977	1,012
After 2 years	1,082	1,001	975
After 3 years	1,091	1,078
After 4 years	1,084
Current estimate	1,084	1,078	975	1,012	1,149
Accumulated payments through base date	1,075	1,061	961	994	1,028	5,119
Liabilities recognized in the balance sheet	10	17	14	18	121	180
Liabilities in relation to prior periods						17
Total administratives claims						197

b) Judicial claims

Occurrence date	12/31/2015	12/31/2016	12/31/2017	12/31/2018	12/31/2019	Total
At the end of reporting period	30	26	28	16	20
After 1 year	41	35	40	33
After 2 years	52	43	51
After 3 years	64	55
After 4 years	71
Current estimate	71	55	51	33	20
Accumulated payments through base date	61	44	44	27	14	190
Liabilities recognized in the balance sheet	10	11	8	7	6	42
Liabilities in relation to prior periods						101
Total judicial claims						143

The breakdown of the claims development table into administrative and judicial shows the reallocation of admininstrative claims up to a certain base date and that become judicial claims afterwards, which may give the wrong impression of need for adjusting the provisions in each breakdown.

VII – Liability Adequacy Test
ITAÚ UNIBANCO HOLDING tests for Liability Adequacy, by comparing the amount recognized for its technical reserves with the current estimate of cash flow of its future obligations. The estimate should include all cash flows related to the business, which is the minimum requirement for carrying out the adequacy test.
The Liability Adequacy Test did not indicate significant insufficiency in the reporting periods 2019, 2018 and 2017.
The assumptions used in the test are periodically reviewed and are based on best practices and an analysis of subsidiaries’ experience, thus representing the best estimates for cash flow projections.
Methodology and test grouping
Specifically for insurance products, cash flows were projected using the method known as the run-off
triangle for quarterly frequency periods. For pension products, cash flows for the deferral and concession phases are tested separately.
The risk grouping criteria include groups subject to similar risks that are jointly managed as a single portfolio.
Demographic tables
Demographic tables are instruments to measure the demographic risk represented by the probability of death, survival or disability of a participant.
For death and survival estimates, the latest Brazilian Market Insurer Experience tables
(BR-EMS)
are used, adjusted according to Scale G life expectancy development, and the Álvaro Vindas table is used to estimate benefit requests for disability.
Risk-free interest rate
The relevant risk-free forward interest-rate structure (ETTJ) is an indicator of the pure time value of money used to price the set of projected cash flows.
The ETTJ was obtained from the curve of securities deemed to be credit risk free, available in the Brazilian financial market and determined by ITAÚ UNIBANCO HOLDING using its own method, plus a spread, which takes into account the impact of the market result of securities classified as Financial assets at amortized cost in the Guarantee assets portfolio.
Annuity conversion rate
The annuity conversion rate represents the expected conversion of balances accumulated by participants in retirement benefits. The decision by participants convert into an annuity is influenced by behavioral, economic and tax factors.
Other assumptions
Related expenses, cancellations and partial redemptions, future additions and contributions, are among the assumptions that affect the estimate of projected cash flows since they represent expenses and income arising from insurance agreements assumed.